GOODWILL (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 577	$ 649	$ 627
Ocean-Yetsira Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 583